The Saratoga Advantage Trust

Supplement dated July 18, 2005 to the Class A Shares Prospectus Dated May 1, 2005, of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “ HEALTH & BIOTECHNOLOGY PORTFOLIO, THE ADVISER located on page 1 of the Prospectus.  The information under this section is deleted in its entirety and replaced with the following:

The Portfolio is advised by Oak Associates, ltd. (“Oak Associates”). Stock selection for the Portfolio is made by a team of co-portfolio managers, Brandi K. Allen and Mark W.  Oelschlager.  Ms. Allen currently serves as a Research Analyst and Co-Portfolio Manager at Oak Associates, which she joined in 1997.  Mr. Oelschlager, CFA, joined Oak Associates in 2000, and is a Research Analyst and Co-Portfolio Manager. Previously, Mr. Oelschlager served as a Securities Analyst for the State Teachers’ Retirement System of Ohio.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.

The composition of the team may change from time to time.

Reference is made to the section entitled “PRINCIPAL INVESTMENT STRATEGY” located on page 1 of the Prospectus.  The first paragraph under this section, with respect to the Health & Biotechnology Portfolio, is deleted in its entirety and replaced with the following:

The Portfolio will normally invest at least 80% of its total assets in equity securities of U.S. and foreign healthcare companies and biotechnology companies, regardless of their stock market value (or “market capitalization”).  Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants.  The Adviser utilizes a top-down investment approach focused on long-term economic trends.  The Adviser begins with the overall outlook for the economy, then seeks to identify specific industries with attractive characteristics and long-term growth potential.  Ultimately, the Adviser seeks to identify high-quality companies within the selected industries and to acquire them at attractive prices.   The Adviser’s stock selection process is based on an analysis of individual companies’ fundamental values such as earnings growth potential and the quality of corporate management.

The first sentence of the second paragraph under this section, with respect to the Health & Biotechnology Portfolio, is deleted in its entirety and replace with the following:

Companies described as Health Care Equipment and Supplies, Health Care Provider Services, Pharmaceutical or Biotechnology Companies under the North American Industry Classification System are considered healthcare or biotechnology companies for purposes of investment by the Portfolio.

Reference is made to the section entitled “ADVISERS” beginning on page 36 of this Prospectus.  The first paragraph under this section, with respect to the Health & Biotechnology Portfolio, is deleted in its entirety and replaced with the following:

Oak Associates, a registered investment adviser, located at 3875 Embassy Parkway, Suite 250, Akron, Ohio 44333-8355 serves as the Adviser to the Health & Biotechnology Portfolio.  As of June 30, 2005, Oak Associates had approximately $5 billion in assets under management.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated July 18, 2005 to the Class B Shares Prospectus Dated

May 1, 2005 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “HEALTH & BIOTECHNOLOGY PORTFOLIO, THE ADVISER” located on page 35 of the Prospectus.  The information under this section is deleted in its entirety and replaced with the following:

The Portfolio is advised by Oak Associates, ltd. (“Oak Associates”). Stock selection for the Portfolio is made by a team of co-portfolio managers, Brandi K. Allen and Mark W.  Oelschlager.  Ms. Allen currently serves as a Research Analyst and Co-Portfolio Manager at Oak Associates, which she joined in 1997.  Mr. Oelschlager, CFA, joined Oak Associates in 2000, and is a Research Analyst and Co-Portfolio Manager. Previously, Mr. Oelschlager served as a Securities Analyst for the State Teachers’ Retirement System of Ohio.

The Statement of Additional Information provides additional information about the portfolio managers ’ compensation structure, other accounts managed by the portfolio manager s and the portfolio managers ’ ownership of securities in the Portfolio.

The composition of the team may change from time to time.

Reference is made to the section entitled “PRINCIPAL INVESTMENT STRATEGY” located on page 35 of the Prospectus.  The first paragraph under this section, with respect to the Health & Biotechnology Portfolio, is deleted in its entirety and replaced with the following:

The Portfolio will normally invest at least 80% of its total assets in equity securities of U.S. and foreign healthcare companies and biotechnology companies, regardless of their stock market value (or “market capitalization”). Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants.  The Adviser utilizes a top-down investment approach focused on long-term economic trends.  The Adviser begins with the overall outlook for the economy, then seeks to identify specific  industries with attractive characteristics and long-term growth potential.  Ultimately, the Adviser seeks to identify high-quality companies within the selected industries and to acquire them at attractive prices.  The Adviser’s stock selection process is based on an analysis of individual companies’ fundamental values such as earnings growth potential and the quality of corporate management.

The first sentence of the second paragraph under this section, with respect to the Health & Biotechnology Portfolio, is deleted in its entirety and replaced with the following:

Companies described as Health Care Equipment and Supplies, Health Care Provider Services, Pharmaceutical or Biotechnology Companies under the North American Industry Classification System are considered healthcare or biotechnology companies for purposes of investment by the Portfolio.

Reference is made to the section entitled “ADVISERS” beginning on page 67 of this Prospectus.  The first full paragraph under this section on page 68, with respect to the Health & Biotechnology Portfolio, is deleted in its entirety and replaced with the following:

Oak Associates, a registered investment adviser, located at 3875 Embassy Parkway, Suite 250, Akron, Ohio 44333-8355 serves as the Adviser to the Health & Biotechnology Portfolio.  As of June 30, 2005, Oak Associates had approximately $5 billion in assets under management.

Please retain this supplement for future reference

The Saratoga Advantage Trust

Supplement dated July 18, 2005 to the Class C Shares Prospectus Dated

May 1, 2005 of the Saratoga Advantage Trust

Reference is made to the section entitled “ HEALTH & BIOTECHNOLOGY PORTFOLIO, THE ADVISER located on page 35 of the Prospectus.  The information under this section is deleted in its entirety and replaced with the following:

The Portfolio is advised by Oak Associates, ltd. (“Oak Associates”). Stock selection for the Portfolio is made by a team of co-portfolio managers, Brandi K. Allen and Mark W.  Oelschlager.  Ms. Allen currently serves as a Research Analyst and Co-Portfolio Manager at Oak Associates, which she joined in 1997.  Mr. Oelschlager, CFA, joined Oak Associates in 2000, and is a Research Analyst and Co-Portfolio Manager. Previously, Mr. Oelschlager served as a Securities Analyst for the State Teachers’ Retirement System of Ohio.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.

The composition of the team may change from time to time.

Reference is made to the section entitled “PRINCIPAL INVESTMENT STRATEGY” located on page 35 of the Prospectus.  The first paragraph under this section, with respect to the Health & Biotechnology Portfolio, is deleted in its entirety and replaced with the following:

The Portfolio will normally invest at least 80% of its total assets in equity securities of U.S. and foreign healthcare companies and biotechnology companies, regardless of their stock market value (or “market capitalization”).  Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants.  The Adviser utilizes a top-down investment approach focused on long-term economic trends.  The Adviser begins with the overall outlook for the economy, then seeks to identify specific industries with attractive characteristics and long-term growth potential.  Ultimately, the Adviser seeks to identify high-quality companies within the selected industries and to acquire them at attractive prices.  The Adviser’s stock selection process is based on an analysis of individual companies’ fundamental values such as earnings growth potential and the quality of corporate management.

The first sentence of the second paragraph under this section, with respect to the Health & Biotechnology Portfolio, is deleted in its entirety and replaced with the following:

Companies described as Health Care Equipment and Supplies, Health Care Provider Services, Pharmaceutical or Biotechnology Companies under the North American Industry Classification system are considered healthcare or biotechnology companies for purposes of investment by the Portfolio.

Reference is made to the section entitled “ADVISERS” beginning on page 67 of this Prospectus.  The fourth paragraph under this section on page 68, with respect to the Health & Biotechnology Portfolio, is deleted in its entirety and replaced with the following:

Oak Associates, a registered investment adviser, located at 3875 Embassy Parkway, Suite 250, Akron, Ohio 44333-8355 serves as the Adviser to the Health & Biotechnology Portfolio.  As of June 30, 2005, Oak Associates had approximately $5 billion in assets under management.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated July 18, 2005 to the Class I Shares Prospectus Dated

May 1, 2005 of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “HEALTH & BIOTECHNOLOGY PORTFOLIO, THE ADVISER” located on page 34 of the Prospectus.  The information under this section is deleted in its entirety and replaced with the following:

The Portfolio is advised by Oak Associates, ltd. (“Oak Associates”). Stock selection for the Portfolio is made by a team of co-portfolio managers, Brandi K. Allen and Mark W.  Oelschlager.  Ms. Allen currently serves as a Research Analyst and Co-Portfolio Manager at Oak Associates, which she joined in 1997.  Mr. Oelschlager, CFA, joined Oak Associates in 2000, and is a Research Analyst and Co-Portfolio Manager. Previously, Mr. Oelschlager served as a Securities Analyst for the State Teachers’ Retirement System of Ohio.

The Statement of Additional Information provides additional information about the portfolio managers ’ compensation structure, other accounts managed by the portfolio manager s and the portfolio managers ’ ownership of securities in the Portfolio.

The composition of the team may change from time to time.

Reference is made to the section entitled “PRINCIPAL INVESTMENT STRATEGY” located on page 34 of the Prospectus.  The first paragraph under this section, with respect to the Health & Biotechnology Portfolio, is deleted in its entirety and replaced with the following:

The Portfolio will normally invest at least 80% of its total assets in equity securities of U.S. and foreign healthcare companies and biotechnology companies, regardless of their stock market value (or “market capitalization”). Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants.  The Adviser utilizes a top-down investment approach focused on long-term economic trends.  The Adviser begins with the overall outlook for the economy, then seeks to identify specific  industries with attractive characteristics and long-term growth potential.  Ultimately, the Adviser seeks to identify high-quality companies within the selected industries and to acquire them at attractive prices.  The Adviser’s stock selection process is based on an analysis of individual companies’ fundamental values such as earnings growth potential and the quality of corporate management.

The first sentence of the second paragraph under this section, with respect to the Health & Biotechnology Portfolio, is deleted in its entirety and replaced with the following:

Companies described as Health Care Equipment and Supplies, Health Care Provider Services, Pharmaceutical or Biotechnology Companies under the North American Industry Classification System are considered healthcare or biotechnology companies for purposes of investment by the Portfolio.

Reference is made to the section entitled “ADVISERS” beginning on page 66 of this Prospectus.  The second  paragraph under this section on page 67, with respect to the Health & Biotechnology Portfolio, is deleted in its entirety and replaced with the following:

Oak Associates, a registered investment adviser, located at 3875 Embassy Parkway, Suite 250, Akron, Ohio 44333-8355 serves as the Adviser to the Health & Biotechnology Portfolio.  As of June 30, 2005, Oak Associates had approximately $5 billion in assets under management.

Please retain this supplement for future reference

The Saratoga Advantage Trust

Supplement dated July 18, 2005

to the

Statement of Additional Information

Dated May 1, 2005 of the Saratoga Advantage Trust

Reference is made to the information table provided under the section entitled “PORTFOLIO MANAGERS” – “Other Accounts Managed” located on pages 42-43 of the Statement of Additional Information. The information relating to Mr. John Leonard and UBS Global Asset Management (Americas) Inc. with regard to the Health & Biotechnology Portfolio is deleted in its entirety and replaced with the following information, which is provided as of June 30, 2005:

Portfolio Manager*	Portfolio(s) Managed	Registered Investment Company Accounts	Assets Managed* ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Brandi Allen	Health & Biotechnology Portfolio	2	31.7	0	0	0	0	31.7
Mark Oelschlager	Health & Biotechnology Portfolio	2	185.5	0	0	0	0	185.5

* The total number of accounts and assets has been allocated to each respective co- portfolio manager.  Therefore, some accounts and assets have been counted twice.

Reference is made to the section entitled “Conflicts of Interest” located on pages 43-45 of the Statement of Additional Information.  The information contained in the last paragraph on page 44 is deleted in its entirety and replaced with the following:

Ms. Allen and Mr. Oelschlager of Oak Associates, ltd. are co-portfolio managers of the Health & Biotechnology Portfolio.  The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Portfolio’s investments, on the one hand, and the investments of the other accounts, on the other.  The other accounts may have the same investment objective as the Portfolio.  Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Portfolio trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Portfolio.  However, Oak Associates, ltd. has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Reference is made to the section entitled “Compensation” located on pages 45-46 of the Statement of Additional Information.  The information contained in the second  paragraph on page 46 is deleted in its entirety and replaced with the following:

Ms. Allen and Mr. Oelschlager, co-portfolio managers for the Health & Biotechnology Portfolio, are compensated by Oak Associates, ltd. for their management of the Portfolio.  Each of the Portfolio’s portfolio managers’ compensation consists of a base salary and a discretionary quarterly bonus, which is based on the amount of assets under the Adviser’s management.  A portfolio manager’s base salary is determined at the time of employment and remains constant throughout employment.  The quarterly bonus is based on the Adviser’s assets under management or profitability.

Reference is made to the section entitled “Ownership of Securities” located on page 46 of the Statement of Additional Information.  The information relating to Mr. Leonard with regard to the Health & Biotechnology Portfolio is deleted in its entirety and replaced with the following:

Portfolio Manager	Portfolio(s) Managed	Dollar Range of Equity Securities Beneficially Owned (as of 6/30/05)
Brandi Allen	Health & Biotechnology Portfolio	None
Mark Oelschlager	Health & Biotechnology Portfolio	None

Reference is made to Appendix B to the Statement of Additional Information.  The section entitled “PROXY VOTING POLICIES & PROCEDURES – UBS Global Asset Management” is deleted in its entirety and replaced with the following:

Oak Associates, ltd.

Proxy Voting Procedures and Policies

I.           INTRODUCTION

Proxy voting is an important right of the shareholders.  When Oak Associates, ltd. has discretion to vote the proxies of its clients, two principles guide the voting: advancing the economic interests of our clients and protecting their rights as beneficial owners of the corporation in whose securities we invest.

The client relationships in which Oak will vote the proxies include:

•     Employee benefit plans and other clients subject to ERISA.

•     Plans and other institutional clients, not subject to ERISA, which have delegated proxy-voting responsibility to Oak Associates, ltd.

•     The registered investment companies (“Oak Associates Funds”) advised by Oak Associates, ltd.

•     Wrap fee programs that have delegated proxy-voting responsibility to Oak Associates, ltd.

For those advisory clients who have retained proxy-voting responsibility, Oak Associates, ltd. has no authority and will not vote any proxies for those client portfolios.  Generally, the clients that have retained proxy-voting responsibility are individuals and their related accounts.

This document summarizes our voting policies on both management and shareholder proposals.  Our policies cover the issues that we most frequently encounter.

II. ROLE OF INVESTMENT COMMITTEE

1.   The Investment Committee, which is the committee consisting of all the Portfolio Managers, Research Analysts and the Compliance Officer, is designated as the Firm’s policy-making body with respect to proxy voting.

2.   The Investment Committee determines the Statement of Policy, which is set forth as Section IV of this policy.

3.   The Investment Committee shall determine how to vote proxies with respect to issues that are not indicated by the Statement of Policy.

4.   The Investment Committee will delegate decisions with respect to specific proxy issues to one of the Portfolio Managers or Research Analysts who is most familiar with the issuer and its business.

5.   The Investment Committee may determine to vote proxies in a manner that differs from the Statement of Policy if the Investment Committee believes that not voting in accordance with the Investment Policy is in the best interest of the client.

III.          PROXY VOTING PROCEDURES

1.   Oak Associates, ltd. has retained a third party, Institutional Shareholder Services (ISS), to assist it in coordinating and voting proxies with respect to client securities.  Oak’s Compliance Officer shall monitor ISS to assure that all proxies are being properly voted and appropriate records are being retained.

2.   All proxies received by Oak Associates, ltd. will be sent to ISS to coordinate and vote proxies.  ISS will:

A.   Keep a record of each proxy received;

B.   Determine which accounts managed by Oak Associates, ltd. hold the security to which the proxy relates;

C.   Compile a list of accounts that hold the security, together with the number of votes each account controls and the date by which Oak must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place.

3.   The Compliance Officer will identify any conflicts that exist between the interests of Oak and its clients.  This examination will include a review of the relationship of Oak with the issuer of each security to determine if the issuer is a client of Oak or has some other relationship with Oak.

IV.         STATEMENT OF POLICY

Oak Associates, ltd. believes that voting proxies in accordance with the following policies is in the best interest of the separate account clients and mutual fund shareholders.

For Taft Hartley clients, Oak will vote those proxies in accordance with the recommendations made by Institutional Shareholder Services (ISS) Proxy Voter Services (PVS) unless Oak is directed by the Taft Hartley client not to use the ISS services.  PVS is dedicated to voting proxies for Taft Hartley plans.

1.   Routine Items:

•     Oak will generally vote FOR the election of directors (where no corporate governance issues are implicated).

•     Oak will generally vote FOR an independent chairman of the board.

•     Oak will generally vote AGAINST shareholder resolutions to limit the tenure of directors.

•     Oak will generally vote FOR the selection of independent auditors.

•     Oak will generally vote FOR increases in or reclassification of common stock.

•     Oak will generally vote FOR management recommendations on indemnification and liability limitations for officers and directors.

•     Oak will generally vote AGAINST shareholder proposals to limit indemnification and liability limitations.

•     Oak will generally vote FOR changes in the board of directors (where no corporate governance issues are implicated).

•     Oak will generally vote FOR outside director compensation.

•     Oak will generally vote AGAINST expensing options.

                   2.  Non-Routine:

•     Oak will generally vote FOR shareholder resolutions requesting the adoption of confidential voting.

•     Oak will generally vote AGAINST management resolutions to implement fair price procedures.

•     Oak will generally vote AGAINST management proposals to introduce several classes of voting stock with unequal voting rights.

•     Oak will generally vote AGAINST management proposals to institute supermajority rules.

•     Oak will generally vote FOR a proposed reverse split of a company’s common stock.

•     Oak will generally vote FOR shareholder proposals that a company opt out of various anti-takeover statues.

3. General Voting Policy

If the proxy includes a Routine Item that implicates corporate governance changes or a Non-Routine Item where no specific policy applies, then the Investment Committee will review the proxy and determine how the proxies should be voted on a case-by-case basis.

Oak Associates, ltd. also seeks to avoid any conflicts that may arise in the review and voting of client proxies.  In the event any Potential or Actual Conflict of Interest may arise, Oak will disclose the circumstances of any such conflict to client(s) and in most cases either forward the proxy materials to the client to vote, vote according to ISS recommendations or take such other action as may be appropriate under the particular circumstances.

V. DISCLOSURE

Oak Associates, ltd. will make available these policies and procedures on the Oak Associates, ltd. website at www.oakassociates.com.

Oak Associates, ltd. will disclose a concise summary of the firm’s proxy policy and procedures and indicate in its Form ADV Part II that clients may contact Client Services via e-mail or by telephone in order to obtain information on how Oak voted such client’s proxies, and to request a copy of these procedures and policies.  If a separate account client requests this information, Client Services will prepare an electronic or written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon; and (3) how Oak voted the client’s proxy.

Our Form ADV disclosures will be amended whenever these procedures and policies are updated.

VI. RECORDKEEPING

The Compliance Officer has overall responsibility for maintaining files and records regarding Oak Associates, ltd. proxy policies and practices in an appropriate manner and for the required period, i.e., two years on-site in Oak Associates, ltd. offices and at least an additional three years off-site in secure and accessible facilities.  The firm’s recordkeeping procedures include the following:

•     Oak Associates, ltd. maintains relevant records, in paper or electronic format, i.e., internally and EDGAR, including proxy statements, related research materials, proxy ballots and votes, on an issuer and client basis.

•     Oak Associates, ltd. also maintains an annual file of records of any written client requests for proxy voting information for their portfolio securities and provides information to clients as requested.

June 2005